Regulatory Capital and Dividends - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statutory Accounting Practices [Line Items]
Statutory net income	$ 226.0
Statutory capital and surplus	719.0
Predecessor
Statutory Accounting Practices [Line Items]
Statutory net income		7.7
Statutory capital and surplus		$ 332.5